SHARE CAPITAL (Tables)	9 Months Ended
Sep. 30, 2020
Share Capital [Abstract]
Summary of shares sold under share purchase agreement
Between January 3, 2020 and February 13, 2020, the Company issued 4,408,048 common shares pursuant to the Second Aspire Agreement as outlined in the following table:

Grant Date	Common shares issued	Value
January 3, 2020	500,000	$219,600
January 6, 2020	500,000	229,300
January 8, 2020	400,000	195,160
January 10, 2020	500,000	247,550
January 17, 2020	600,000	303,000
January 23, 2020	600,000	295,320
February 6, 2020	600,000	282,000
February 13, 2020	708,048	300,000
	4,408,048	$2,071,930

Subsequent to August 29, 2019 and subject to the First Aspire Agreement, the Company issued Common Shares to Aspire as outlined in the following table:

Grant Date	Common shares issued	Value
August 30, 2019	2,417,162	$3,000,000
November 8, 2019	100,000	42,560
November 8, 2019	100,000	42,560
November 12, 2019	100,000	42,970
November 12, 2019	100,000	42,000
November 13, 2019	100,000	42,970
November 14, 2019	300,000	128,910
November 15, 2019	2,500,000	1,074,250
November 19, 2019	2,067,282	888,311
	7,784,444	$5,304,531

Summary of Options Outstanding
A summary of the status of the Company’s outstanding stock options as of September 30, 2020 and December 31, 2019 and changes during the periods ended on those dates is presented in the following table:

	Nine Months Ended September 30, 2020		Year Ended December 31, 2019
Stock Options - CDN $ denominated	Number of Stock Options	Weighted average Exercise Price (CDN)	Number of Stock Options	Weighted average Exercise Price (CDN)

Balance beginning	860,379	$5.89	875,433	$18.20
Granted	75,494	0.94	35,719	4.54
Expired / forfeited	(40,515)	11.56	(50,773)	31.79
Balance ending	895,358	$5.22	860,379	$5.89

Stock Options - USD $ denominated	Number of Stock Options	Weighted average Exercise Price (USD)	Number of Stock Options	Weighted average Exercise Price (USD)

Balance beginning	854,042	$2.65	50,349	$1.55
Granted	1,374,291	-	843,693	2.72
Expired / forfeited	(761,528)	2.20	(40,000)	3.72
Balance ending	1,466,805	$3.19	854,042	$2.65

Total number of stock options	2,362,163		1,714,421

Summary of Weighted-Average Remaining Contractual Life and Weighted-Average Exercise Price Options Outstanding and Options Exercisable on Exercise Prices
The weighted-average remaining contractual life and weighted-average exercise price of options outstanding and of options exercisable as at September 30, 2020 are as follows:

Canadian Dollar Denominated Options
Exercise Price (CDN)	Number Outstanding	Weighted average remaining contractual life (years)	Options exercisable
$ 0.66	25,765	6.33	25,765
$ 0.96	27,304	7.00	27,304
$ 1.27	22,425	6.83	22,425
$ 3.28	31,498	4.92	31,498
$ 4.54	735,999	3.30	469,722
$ 9.00	11,481	4.77	11,481
$ 9.69	1,105	0.02	1,105
$11.70	6,667	0.19	6,667
$12.00	1,948	0.18	1,948
$30.00	28,260	0.90	28,260
$30.60	2,096	0.23	2,096
$32.40	810	0.33	810
	895,358	3.73	629,081

US Dollar Denominated Options
Exercise Price (US)	Number Outstanding	Weighted average remaining contractual life (years)	Options exercisable
$ 0.73	19,568	7.00	19,568
$ 0.75	4,723	7.00	4,723
$ 0.96	1,350,000	6.83	-
$ 1.55	50,349	1.22	50,349
$ 2.20	2,165	1.80	2,165
$ 3.72	40,000	1.94	-
	1,466,805	6.49	76,805

Total	2,362,163	5.44	705,886

Summary of Inputs Used in Measurement of Fair Values at Grant Date of Share Based Option Plan
The weighted average inputs in the original currency of the grants (CDN$ or US$) used in the measurement of fair values at grant date of the share-based option grants for the nine months ended September 30, 2020 and 2019 are as follows:

	2020		2019
Fair value calculated	CDN $0.75	USD $0.77	USD $1.48
Share price at grant	CDN $0.92	USD $0.91	USD $2.39
Exercise price	CDN $2.27	USD $0.96	USD $2.79
Expected option life	3.5 years	3.5 years	3.5 years
Risk free interest rate (based on government bonds)	0.66%	0.27%	1.50%
Expected volatility	134.6%	152.8%	98.02%
Expected dividends	Nil	Nil	Nil